Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have never granted, and have no plans to grant, stock options in anticipation of the release of material nonpublic information, and it is our policy and practice to not time the release of material nonpublic information based on stock options grant dates or for the purpose of affecting the value of executive compensation. Additionally, it is our general practice and policy not to grant stock options or similar awards (i) during blackout periods established in accordance with our Insider Trading Policy; or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. As a general practice, our executive officers, directors, and employees are not permitted to choose the grant date applicable to their individual equity awards. Our HCC Committee has historically granted such awards on a predetermined annual schedule. We also periodically grant off-cycle equity awards in connection with specific circumstances, such as new hires.

In accordance with this policy and practice, during fiscal 2025, none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports. During fiscal 2025, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

We have never granted, and have no plans to grant, stock options in anticipation of the release of material nonpublic information, and it is our policy and practice to not time the release of material nonpublic information based on stock options grant dates or for the purpose of affecting the value of executive compensation. Additionally, it is our general practice and policy not to grant stock options or similar awards (i) during blackout periods established in accordance with our Insider Trading Policy; or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. As a general practice, our executive officers, directors, and employees are not permitted to choose the grant date applicable to their individual equity awards. Our HCC Committee has historically granted such awards on a predetermined annual schedule. We also periodically grant off-cycle equity awards in connection with specific circumstances, such as new hires.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have never granted, and have no plans to grant, stock options in anticipation of the release of material nonpublic information, and it is our policy and practice to not time the release of material nonpublic information based on stock options grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false